Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Expenses And Other Liabilities Current [Abstract]
Deposits from business partner	¥ 234,571		¥ 240,727
Fulfillment payable	72,448		78,834
Other tax payable	187,137		95,732
Operating lease liabilities - current	¥ 63,720		¥ 49,992
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Refund liabilities	¥ 23,253		¥ 28,403
Others	63,653		28,690
Total	¥ 644,782	$ 92,203	¥ 522,378